Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, net
Summary of property, equipment and software, net

	As of December 31,
	2023	2024
	US$	US$
Cost:
Leasehold improvements	3,568	3,641
Computers and electronic equipment	7,273	7,830
Office equipment	307	399
Software	834	998
Construction in progress	—	4,185
Total cost	11,982	17,053
Less: Accumulated depreciation and amortization	(9,393)	(10,434)
Total property, equipment and software, net	2,589	6,619